Notes and Loan Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes and Loan Payable
Notes and loan payable includes the following:

	December 31,
	2022	2021
	(Dollars in thousands)
Senior notes due 2027
Principal	$500,000	$500,000
Unamortized debt issue costs	(2,960)	(3,537)
Unamortized discount	(178)	(213)
Term loan due 2027
Principal	300,000	—
Principal paydown	(3,750)	—
Unamortized debt issue costs	(1,039)	—
	$792,073	$496,250